Provisions and other liabilities - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Feb. 29, 2020 employee
Disclosure of other provisions [line items]
Legal fees			€ 640
Total	€ 30,436	€ 17,743
Warranty provision, term	24 months
Warranty provision	€ 290	273
Restructuring provision
Disclosure of other provisions [line items]
Total	62	144	248
General and administrative expenses
Disclosure of other provisions [line items]
Termination benefits			2,674
Legal fees	€ 32,908	€ 73,867	208,945
Selling and distribution Expenses
Disclosure of other provisions [line items]
Termination benefits			360
Other employee costs			15
Top of range
Disclosure of other provisions [line items]
Restructuring costs			3,804
Other employee costs			€ 115
Internal and external staff members
Disclosure of other provisions [line items]
Number of employees | employee				167